35. Operating Segments (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Additions to property, plant and equipment		R$ 1,316,415	R$ 807,833	R$ 825,722
Reversal of estimated losses				56,405
Total				882,127
Additions to intangible assets		778,386	928,727	968,802
Electric Energy GET
Disclosure of operating segments [line items]
Additions to property, plant and equipment		1,077,088	619,964	724,538
Reversal of estimated losses				56,405
Total				780,943
Additions to intangible assets		3,996	3,207	5,343
Electric Energy DIS
Disclosure of operating segments [line items]
Additions to property, plant and equipment		0	0	0
Reversal of estimated losses				0
Total				0
Additions to intangible assets		757,709	892,693	888,906
TEL
Disclosure of operating segments [line items]
Additions to property, plant and equipment		238,944	187,313	100,998
Reversal of estimated losses				0
Total				100,998
Additions to intangible assets		2,200	6,447	4,427
GAS
Disclosure of operating segments [line items]
Additions to property, plant and equipment		0	0	0
Reversal of estimated losses				0
Total				0
Additions to intangible assets		13,745	25,847	69,592
COM
Disclosure of operating segments [line items]
Additions to property, plant and equipment	[1]	7
Additions to intangible assets	[1]	101
HOL
Disclosure of operating segments [line items]
Additions to property, plant and equipment		376	556	186
Reversal of estimated losses				0
Total				186
Additions to intangible assets		R$ 635	R$ 533	R$ 534

[1]	In 2017, the sale of electric energy became a reportable segment.